Other payables and accrued expenses	12 Months Ended
Dec. 31, 2024
Disclosure of Other payables and accrued expenses [Abstract]
Other payables and accrued expenses
Note 21 – Other payables and accrued expenses

	December 31,
	2 0 2 4	2 0 2 3	2 0 2 4
	NIS	NIS	US Dollars

Accrued expenses	20,900	6,380	5,731
Customer advances	3,077	2,367	844
Other payables	1,038	2,107	284
	25,015	10,854	6,859